Note 21 - Leases - Summary of Future Minimum Lease Payments (Details)	Dec. 31, 2016 USD ($)
2017	$ 277,946
2018	284,246
2019	290,734
2020	297,405
2021	304,201
Thereafter	253,339
Total	$ 1,707,871